Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Parenthetical) (Detail) $ in Thousands, ¥ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Income Tax [Line Items]
Net operating tax loss carryforwards	$ 53,161
Deferred tax liabilities	$ 25,512		$ 34,210
Shenzhen Xunlei [Member]
Income Tax [Line Items]
Capitalized software sold at market valuation | ¥		¥ 42